CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net loss	$ (7,677)	$ (3,950)
Non-cash items:
Loss provision on investment in term loans	4,511
Depreciation and amortization	23,785	36,038
Unrealized (gain) loss on derivative instruments	(6,907)	259
Other	973	592
Change in operating assets and liabilities	6,969	(24,539)
Expenditures for dry docking	(3,696)
Net operating cash flow	17,958	8,400
FINANCING ACTIVITIES
Proceeds from long-term debt	27,136	5,000
Repayments of long-term debt	(12,623)	(900)
Prepayment of long-term debt	(20,000)	(55,000)
Proceeds from long-term debt of Dropdown Predecessor		2,312
Repayments of long-term debt of Dropdown Predecessor		(10,372)
Prepayment of long-term debt of Dropdown Predecessor		(15,000)
Acquisition of 13 vessels from Teekay Corporation		(1,078)
Net advances from affiliates		16,913
Contribution of capital from Teekay Corporation		9,728
Proceeds from issuance of Class A common stock		69,000
Share issuance costs		(3,217)
Cash dividends paid	(5,015)	(21,364)
Net financing cash flow	(10,502)	(3,978)
INVESTING ACTIVITIES
Proceeds from sale of vessel and equipment	9,119
Expenditures for vessels and equipment	(1,208)	(1,399)
Investment in joint venture	(4,000)	(3,035)
Net investing cash flow	3,911	(4,434)
Increase (decrease) in cash and cash equivalents	11,367	(12)
Cash and cash equivalents, beginning of the period	26,341	18,566
Cash and cash equivalents, end of the period	$ 37,708	$ 18,554